Equity-Based Compensation - Summary Of Unvested Equity Based Awards Converted To RSA And Common Stock (Details) - Series B and C - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Units, Outstanding—beginning of year	11,805,828	10,884,390	10,867,454	12,856,273	12,856,273
Granted	0	2,494,204	192,023	0
Vested	(1,757,528)	(1,219,915)	(175,087)	(1,988,819)
Converted into unvested RSAs	(10,048,300)
Units, Outstanding—end of year	0	12,158,679	10,884,390	10,867,454	11,805,828